SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SEGMENT INFORMATION
Schedule of disaggregation of revenue by geographic areas

	Americas	EMEA	APAC	Total
Product	$2,372	$2,411	$1,330	$6,113
Services	962	888	138	1,988
Total	$3,334	$3,299	$1,468	$8,101

	Americas	EMEA	APAC	Total
Product	$11,561	$5,909	$1,185	$18,655
Services	1,851	341	29	2,221
Total	$13,412	$6,250	$1,214	$20,876

The Company currently ships its product to markets in the Americas, Europe Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”). Disaggregated revenue data for those markets is as follows (in thousands):

Revenue during the year ended December 31, 2019

	Americas	EMEA	APAC
Product	$12,746	$8,430	$1,582
Services	3,055	563	63
Total	$15,801	$8,993	$1,645

Revenue during the year ended December 31, 2018

	Americas	EMEA	APAC
Product	$751	$—	$—
Services	283	—	—
Total	$1,034	$—	$—

Schedule of disaggregation of revenue

During the nine months ended September 30, 2020 and 2019, the Company recognized the following revenue from service contracts and cloud‑based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Nine Months Ended
	September 30,
	2020	2019
Revenue recognized at a point in time	$6,113	$18,655
Revenue recognized over time	1,988	2,221
Total	$8,101	$20,876

the Company recognized the following revenue from service contracts and cloud‑based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Years Ended
	December 31,
	2019	2018
Revenue recognized at a point in time	$22,758	$751
Revenue recognized over time	3,681	283
Total	$26,439	$1,034